The Company (Details Narrative) - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 16, 2019	Jul. 16, 2018	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cessation as an emerging growth company, description									We would cease to be an emerging growth company upon the earliest of: (i) the last day of the first fiscal year in which our annual gross revenues are $1.07 billion or more; (ii) the end of any fiscal year in which the market value of our common stock held by non-affiliates exceeded $700.0 million as of the end of the second quarter of that fiscal year; or (iii) the date on which we have, during the previous three-year period, issued more than $1.07 billion in non-convertible debt securities.
Gross revenue									$ 1,070,000,000.00
Market value of common stock									700,000,000.0
Non-convertible debt securities									1,070,000,000.00
Accumulated losses			$ 69,800,000				$ 69,800,000		69,000,000.0
Estimated operating expenditure							6,600,000		6,600,000
Stockholders' deficit			14,615,955	$ 14,124,057	$ 12,844,550	$ 12,464,520	14,615,955	$ 12,844,550	13,692,310	$ 11,867,620	$ 8,598,175
Net loss			$ 491,898	$ 431,747	$ 380,030	$ 596,900	923,645	976,930	1,824,690	3,424,811
Net cash in operating activities							$ 763,964	$ 229,012	$ 426,933	$ 3,251,229
October 2016 Note Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of earned deferred compensation							20.00%		20.00%
October 2016 Note Purchase Agreement [Member] | Directors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of earned deferred compensation							50.00%		50.00%
Cumulative funding to be received							$ 5,000,000		$ 5,000,000
Hankey Capital LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage			89.00%				89.00%		89.00%
Debt instrument principal amount			$ 12,491,190				$ 12,491,190		$ 11,712,179
Credit facility			$ 308,810				$ 308,810		$ 387,821
Existing Convertible Notes [Member] | Hankey Capital LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion price of convertible notes	$ 15.80	$ 15.80	$ 1.00				$ 1.00		$ 1.00
Rights [Member] | Existing Convertible Notes [Member] | Hankey Capital LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares purchased in rights offering	3,539,654	3,539,654